================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Stephen E. Grant
                      Vice President
                      Alan N. Hoffman
                      Vice President
                      Bradley T. Brooks
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer
                      Joseph Van Dyke
                      Assistant Secretary/Treasurer

Small-Cap investments entail special risk considerations including liquidity and volatility.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #519533

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               September 30, 2001
--------------------------------------------------------------------------------

                                   Value Line
                                    Emerging
                                  Opportunities
                                   Fund, Inc.

                                [VALUE LINE LOGO]

Value Line Emerging Opportunities Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to report that the Value Line Emerging Opportunities Fund earned a total return of 3.72% for the six months ended September 30, 2001. This was more than 13 percentage points ahead of its benchmark, the unmanaged Russell 2000(1), which showed a total return of -9.47%.

Our stock selection strategy is always to invest in winners and stick with them until they falter. Winners are those companies with strong earnings and stock price momentum, relative to other companies. In the difficult environment of recent months, the winners have been good-quality, well-financed firms with niche businesses that can hold up in tough economic times. Our disciplined strategy demands that losers be sold quickly . Losers in the past year have included technology stocks, which had previously been big winners. Technology represented about 50% of the Fund's holdings on March 31, 2000. Our heavy sales of technology stocks in the subsequent 12 months helped the Fund's results both in the fiscal year ended March 31, 2001, and in the first half of the current fiscal year. Technology made up 12% of the Fund's assets on March 31st and 11% on September 30th. This compares to a weighting in the Russell 2000 index of about 17% as of September 30th. Among your Fund's heaviest investment weightings at September 30th were healthcare (22% of assets), and consumer cyclicals (15%), which includes retailers. The Fund currently holds about 360 stocks, with a median market capitalization of roughly $700 million.

In the weeks before the September 11th terrorist attacks, the Fund held more than 10% of assets in cash reserves, peaking at 16% of assets on September 10th. This cushioned the Fund from the market declines both before and after Sept. 11th. By Sept. 21st, which proved to be the market low for the month, our redeployment of the cash into stocks, combined with investor withdrawals, reduced the cash reserves to nearly zero. This allowed the Fund to take full advantage of the subsequent sharp rally. The Fund may have benefited from investors switching into higher-quality companies in a time of uncertainty.

Over longer periods, the Fund has also excelled versus its peers. In the rankings published by Lipper Inc., your Fund ranked in the 3rd percentile of its category for the one year ending September 30th, the 2nd percentile for three years, and the 5th percentile for five years(2). The financial press has recognized the Fund for its performance, attention to risk, moderate expense ratio, and tax efficiency (most recently in a two-page feature in Mutual Funds magazine, Sept. 2001, and a column by James Cramer in theStreet.com, May 2001).

More than ever, in these challenging times, the market will reward a disciplined investment strategy. Thank you for investing with us.

                                                   Sincerely,

                                                   /s/ Jean Bernhard Buttner
                                                   ----------------------------
                                                   Jean Bernhard Buttner
                                                   Chairman and President

October 15, 2001

(1) The Russell 2000 Index is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

(2) Lipper ranked the Value Line Emerging Opportunities Fund 11th out of 405 mid-cap growth funds based on return for the year ended 9/30/01, 5th out of 266 mid-cap growth funds for the 3 years ended 9/30/01, and 5th out of 159 mid-cap growth funds for the 5 years ended 9/30/01.

--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

Emerging Opportunities Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy, which has decelerated markedly over the past year, now appears, in the wake of the recent terrorist attacks on the United States, to be in a recession that probably will last through at least yearend. Thereafter, we would expect the succession of interest rate cuts that have been effected by the Federal Reserve this year, the stimulative measures likely to now be put into effect by the government, and some projected inventory building to combine to set into motion a modest business recovery by the second quarter of 2002.

Inflationary pressures, meantime, are continuing to be kept at bay. This benign pricing environment remains rooted in both sustained increases in productivity (or labor-cost efficiency) and the pronounced slowdown in industrial and labor demand arising from the declining level of U.S. business activity. To be sure, as the economy improves, some modest increase in pricing pressure will evolve over the next year. But absent a more vigorous business recovery than we now expect, inflation should remain muted over the next six to 12 months, at least.

Finally, the Federal Reserve, which has been most supportive with nine interest rate reductions thus far this year (the most recent cut in rates coming on October 2nd), may possibly again come to the aid of the economy with one or more rate reductions later this year, as the nation's central bank strives to prevent a more serious domestic recession.

Performance Data:*

                                           Average
                                         Annual Total
                                           Return
                                         ------------
1 year ended September 30, 2001........     -21.17%
5 years ended September 30, 2001.......     +13.14%
From June 23, 1993+ to
  September 30, 2001...................     +14.72%

+  Commencement of operations.

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                     Value
-----------------------------------------------------

COMMON STOCKS (96.3%)

          ADVERTISING (0.6%)

   6,750  Direct Focus, Inc.*..........   $   134,325
   1,700  Omnicom Group, Inc. .........       110,330
                                          -----------
                                              244,655

          AEROSPACE/
            DEFENSE (2.6%)

   2,400  Alliant Techsystems, Inc.*...       205,440
   5,700  DRS Technologies, Inc.*......       198,075
   6,000  EDO Corp. ...................       172,500
   3,875  Engineered Support
            Systems, Inc. .............       182,513
   4,000  ESCO Technologies Inc.*......        99,600
   1,500  L-3 Communications
            Holdings, Inc.*............       131,175
   4,000  Precision Castparts Corp. ...        88,800
                                          -----------
                                            1,078,103

          AIR TRANSPORT (0.1%)

   8,200  Mesa Air Group, Inc.*........        26,732

          APPAREL (0.2%)

   2,800   Coach, Inc.*.................       74,228

          AUTO & TRUCK (0.7%)

   5,500  American Axle &
            Manufacturing
            Holdings, Inc.*............        70,125
   3,200  Navistar International Corp.*        90,400
   6,900  United Auto Group, Inc.*.....       114,816
                                          -----------
                                              275,341

          AUTO PARTS (0.8%)

   8,000  Aftermarket Technology
            Corp.*.....................       118,400
   6,700  ArvinMeritor, Inc. ..........        95,743
   9,000  Keystone Automotive
            Industries, Inc.*..........       135,000
                                          -----------
                                              349,143

          BANK (6.0%)

   3,500  Alabama National
            BanCorporation.............       115,500
   6,000  Boston Private Financial
            Holdings, Inc..............       117,060
   2,300  City National Corp. .........        99,245
   1,400  Commerce Bancorp, Inc. ......        95,200
   4,000  Compass Bancshares, Inc. ....       104,120
   1,900  Corus Bankshares, Inc. ......        85,405
   5,550  Dime Community
            Banshares, Inc. ...........       140,526
   6,300  East West Bancorp, Inc. .....       147,357
   1,200  First Citizens BancShares, Inc.
            Class "A"..................        99,828
   4,000  Frontier Financial Corp. ....       110,000
   2,725  Fulton Financial Corp. ......        60,904
   6,000  Hibernia Corp. Class "A".....        98,100
   5,000  Independent Bank Corp. ......       130,500
   7,400  Local Financial Corp.*.......        98,938
   3,400  MAF Bancorp, Inc. ...........        97,444
   4,000  Pacific Century
            Financial Corp. ...........        93,480
   6,000  R & G Financial Corp.
            Class "B"..................       103,200
   7,000  Republic Bancorp Inc. .......       100,170
   4,200  S & T Bancorp, Inc. .........        98,280
   3,200  Texas Regional Bancshares,
            Inc. Class "A".............       109,344
   4,400  UCBH Holdings, Inc. .........       128,392
   4,200  Valley National Bancorp......       124,950
   7,000  W Holding Company, Inc. .....        98,000
   4,000  Washington Trust
            Bancorp, Inc...............        74,000
                                          -----------
                                            2,529,943

          BANK--MIDWEST (1.2%)

   4,120  BOK Financial Corp.*.........       124,383
   3,750  First Financial
            Bankshares, Inc. ..........       110,737
   3,400  First Midwest Bancorp, Inc. .       114,852
   3,500  TCF Financial Corp. .........       161,210
                                          -----------
                                              511,182

--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2001
--------------------------------------------------------------------------------

  Shares                                     Value
-----------------------------------------------------

          BEVERAGE--
            ALCOHOLIC (0.4%)

   3,600  Constellation Brands, Inc.
            Class "A"*.................   $   149,976

          BEVERAGE--
            SOFT DRINK (0.3%)

   9,000  Cott Corp.*..................       135,360

          BIOTECHNOLOGY (0.1%)

   3,200  Enzo Biochem, Inc.*..........        54,272

          BUILDING
            MATERIALS (0.9%)

   2,800  American Woodmark Corp. .....        82,180
   5,000  Apogee Enterprises, Inc. ....        64,500
   7,000  Dal-Tile International Inc.*.       107,730
   3,900  Genlyte Group Inc.*..........       113,100
                                          -----------
                                              367,510

          CHEMICAL--
            SPECIALTY (0.8%)

   4,000  Airgas, Inc.*................        53,080
   2,200  OM Group, Inc. ..............       121,000
   4,000  SurModics, Inc.*.............       159,800
                                          -----------
                                              333,880

          COAL (0.1%)

   4,000  Massey Energy Corp. .........        58,600

          COMPUTER &
            PERIPHERALS (0.6%)

   3,200  Logitech International S.A.
            (ADR)*.....................        75,264
   5,000  SonicWALL, Inc.*.............        59,400
   3,200  Tech Data Corp.*.............       121,280
                                          -----------
                                              255,944

          COMPUTER SOFTWARE
            & SERVICES (4.0%)

   4,300  Activision, Inc.*............       117,046
   2,200  Advent Software, Inc.*.......        82,830
   8,000  Borland Software Corp.*......        64,800
   2,800  CACI International, lnc.
            Class "A"*.................       153,048
   3,300  EPIQ Systems, Inc.*..........        84,150
   8,500  Euronet Worldwide, Inc. .....        93,925
   6,000  Itron, Inc.*.................       138,120
   5,600  JDA Software Group, Inc.*....        73,584
   7,000  McAfee.com Corporation
            Class "A"*.................        80,850
   9,000  Midway Games, Inc.*..........       108,990
   7,400  MSC.Software Corp.*..........       119,140
   8,000  Networks Associates, Inc.*...       103,120
   6,000  Numerical Technologies,
            Inc.*......................        99,600
   2,300  Optimal Robotics Corp.
            Class "A"*.................        56,350
   8,200  Roxio, Inc.*.................       124,640
   2,200  ScanSource, Inc.*............        98,538
   3,190  TALX Corp. ..................        67,947
                                          -----------
                                            1,666,678

          DIVERSIFIED
            COMPANIES (1.7%)

   2,000  American Standard
            Companies, Inc.*...........       110,000
  12,900  Griffon Corp.*...............       157,380
   1,800  Hillenbrand Industries, Inc.         97,146
   1,400  NACCO Industries, Inc.
            Class "A"..................        78,050
   4,300  Quixote Corp. ...............        90,343
   2,600  Teleflex, Inc. ..............        97,214
   9,000  Walter Industries, Inc. .....        80,550
                                          -----------
                                              710,683

          DRUG (6.9%)

   4,000  Amarin Corp. Plc (ADR)*......        82,040
   3,500  Bioanalytical Systems, Inc.*.        20,440
   4,900  Covance Inc.*................        87,759
   6,000  Dr. Reddy's Laboratories
            Limited (ADR)*.............       133,500
   9,000  Duramed Pharmaceuticals,
            Inc.*......................       182,160
   2,357  Elan Corp. Plc (ADR)*........       114,197
   4,700  Embrex, Inc.*................        68,855

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                     Value
-----------------------------------------------------

          DRUG (6.9%) (continued)

   6,000  First Horizon Pharmaceutical
            Corp.*.....................   $   156,180
  11,000  Genta Inc.*..................       113,850
   1,500  ICOS Corp.*..................        73,815
   2,300  ImClone Systems Inc.*........       130,065
   7,200  Impax Laboratories, Inc.*....        94,248
   4,437  Ivax Corp.*..................        98,368
   4,394  King Pharmaceuticals, Inc.*..       184,328
   2,900  Kos Pharmaceuticals, Inc.*...        80,765
   8,500  NBTY, Inc.*..................       111,860
   9,000  Novavax, Inc.*...............       126,900
   6,500  PenWest Pharmaceuticals
            Co.*.......................       111,995
   9,200  Perrigo Co.*.................       139,380
   5,300  Pharmaceutical Product
            Development, Inc.*.........       155,237
   4,000  Pharmaceutical Resources,
            Inc.*......................       143,000
   4,500  Serologicals Corp.*..........        81,495
   3,232  Shire Pharmaceuticals
            Group Plc (ADR)*...........       130,250
   7,600  SICOR, Inc.*.................       143,564
   2,400  Taro Pharmaceutical
            Industries, Ltd.*..........        84,384
   7,000  XOMA Ltd.*...................        59,010
                                          -----------
                                            2,907,645

          E-COMMERCE (0.2%)

   9,000  Global Sports, Inc.*.........       104,850

          EDUCATIONAL
            SERVICES (1.9%)

   4,050  Apollo Group, Inc.
            Class "A"*.................       170,221
   3,000  Career Education Corp.*......       165,000
   3,400  Corinthian Colleges, Inc.*...       114,614
   3,300  Education Management
            Corp.*.....................       100,188
   6,000  PLATO Learning, Inc.*........       144,840
   4,000  Sylvan Learning
            Systems, Inc.*.............        91,600
                                          -----------
                                              786,463

          ELECTRIC UTILITY--
            CENTRAL (0.3%)

   4,000  UtiliCorp United Inc. .......       112,040

          ELECTRIC UTILITY--
            EAST (0.2%)

   5,300  Central Vermont Public
            Service Corp. .............        92,697

          ELECTRIC UTILITY--
            WEST (0.2%)

   3,500  MDU Resources Group, Inc. ...        81,795

          ELECTRICAL
            EQUIPMENT (0.8%)

   3,900  AAON, Inc.*..................       114,270
   4,672  Intermagnetics General
            Corp.*.....................       108,671
   1,000  LSI Industries, Inc. ........        25,000
   3,200  Zoran Corp.*.................        77,504
                                          -----------
                                              325,445

          ELECTRONICS (1.2%)

   4,500  FEI Company*.................        97,875
   3,400  Genesis Microchip, Inc.*.....        95,676
   7,000  Harman International
            Industries, Inc. ..........       234,500
   8,400  Xicor, Inc.*.................        66,780
                                          -----------
                                              494,831

          ENTERTAINMENT (0.6%)

  10,000  AMC Entertainment, Inc.*.....       105,000
   7,800  Cumulus Media, Inc.
            Class "A"*.................        54,210
  16,000  Racing Champions Corp.*......        73,920
                                          -----------
                                              233,130

          ENTERTAINMENT
            TECHNOLGY (0.4%)

   2,000  Gemstar-TV Guide
            International, Inc.*.......        39,420
   2,800  THQ, Inc.*...................       120,820
                                          -----------
                                              160,240

--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2001
--------------------------------------------------------------------------------

  Shares                                     Value
-----------------------------------------------------

          ENVIRONMENTAL (0.7%)

     800  Landauer, Inc. ..............   $    27,160
   5,000  Neogen Corp.*................        71,763
   2,600  Stericycle, Inc.*............       108,368
   3,800  Waste Connections, Inc.*.....       102,600
                                          -----------
                                              309,891

          FINANCIAL
            SERVICES (4.1%)

   4,500  AmeriCredit Corp.*...........       142,290
   2,300  Bisys Group, Inc. (The)*.....       121,946
   3,300  Brown & Brown, Inc. .........       171,930
   3,600  Commerce Group, Inc. ........       136,800
   5,000  Doral Financial Corp. .......       194,000
   5,500  efunds Corp.*................        91,575
   3,200  Federal Agricultural Mortgage
            Corp. Class "C"*...........       106,816
   4,400  Fidelity National
            Financial, Inc. ...........       118,316
   3,400  Global Payments, Inc. .......        99,960
   2,400  Hilb, Rogal & Hamilton Co. ..       109,464
   4,000  InterCept Group, Inc. (The)*.       133,800
   4,400  Irwin Financial Corp. .......        91,960
   9,000  New Century Financial
            Corp.*.....................        88,200
   8,000  Seacoast Financial Services
            Corp. .....................       118,960
                                          -----------
                                            1,726,017

          FOOD PROCESSING (0.6%)

   3,000  Flowers Foods, Inc.*.........       108,750
   8,000  Fresh Del Monte
            Produce, Inc.*.............       103,680
   3,000  United Natural Foods, Inc.*..        54,540
                                          -----------
                                              266,970

          FOOD WHOLESALERS (1.1%)

   6,000  Nash Finch Company...........       204,600
   4,400  Performance Food
            Group Co.*.................       125,532
   6,700  Supervalu, Inc. .............       135,541
                                          -----------
                                              465,673

          FURNITURE/HOME
            FURNISHINGS (0.2%)

   2,600  Mohawk Industries, Inc.*.....        95,550

          GROCERY (0.6%)

   5,600  Pathmark Stores, Inc.*.......       133,280
   3,500  Whole Foods Market, Inc.*....       109,935
                                          -----------
                                              243,215

          HEALTHCARE
            INFORMATION
            SYSTEMS (1.0%)

   3,000  Cerner Corp.*................       148,500
   3,300  MedQuist Inc.*...............        82,995
  18,000  QuadraMed Corp.*.............        84,600
  13,000  Women First
            Healthcare, Inc.*..........       107,250
                                          -----------
                                              423,345

          HOME APPLIANCE (0.2%)

   2,500  Toro Company (The)...........       105,250

          HOTEL/GAMING (2.0%)

   8,000  Alliance Gaming Corp.*.......       113,600
   2,000  Anchor Gaming*...............        83,000
   5,000  Argosy Gaming Company*.......       131,000
  12,000  Boyd Gaming Corp.*...........        53,400
   6,000  Choice Hotels International,
            Inc.*......................        99,000
   3,500  GTECH Holdings Corp.*........       120,890
   1,900  International Game
            Technology*................        80,750
   5,400  Penn National Gaming, Inc.*..        88,560
   4,500  WMS Industries, Inc.*........        78,705
                                          -----------
                                              848,905

          HOUSEHOLD
            PRODUCTS (0.2%)

   6,000  Dial Corp. (The).............        99,300

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                     Value
-----------------------------------------------------

          INDUSTRIAL
            SERVICES (2.3%)

   3,400  Administaff, Inc.*...........   $    88,400
  16,000  Carriage Services, Inc.
            Class "A"*.................       105,600
   4,300  Coinstar, Inc.*..............        84,796
   1,800  CSG Systems
            International, Inc.*.......        73,800
   3,000  Emcor Group, Inc.*...........        95,700
   2,200  Expeditors International of
            Washington, Inc. ..........       104,170
   3,000  Fairchild Corp. Class "A"*...        10,200
   6,000  FTI Consulting, Inc.*........       176,400
   8,000  Intergrated Electrical
            Services, Inc.*............        44,000
   2,900  SmartForce Plc (ADR)*........        47,444
   4,300  Steiner Leisure Ltd.*........        68,800
   9,000  U.S. Laboratories, Inc.*.....        81,770
                                          -----------
                                              981,080
          INFORMATION
            SERVICES (0.3%)

   3,400  ProQuest Co.*................       111,860

          INSURANCE--LIFE (0.5%)

   6,000  Scottish Annuity & Life
            Holdings Ltd. .............        90,900
   2,800  StanCorp Financial Group, Inc.      135,520
                                          -----------
                                              226,420

          INSURANCE--PROPERTY
            & CASUALTY (2.6%)

   4,500  Berkley (W.R.) Corp. ........       216,000
   4,000  HCC Insurance Holdings, Inc.        105,200
   4,000  IPC Holdings Ltd.*...........        91,200
   2,600  Midland Co. .................       105,560
  10,200  Ohio Casualty Corp. .........       132,498
   5,000  Old Republic
            International Corp. .......       131,050
   5,000  Philadelphia Consolidated
            Holding Corp.*.............       173,700
  11,000  Vesta Insurance Group, Inc. .       144,100
                                          -----------
                                            1,099,308

          INTERNET (1.6%)

   8,000  Alloy, Inc.*.................        98,720
   8,000  Centra Software, Inc.*.......        68,480
   3,500  CryptoLogic Inc.*............        49,035
   8,000  DigitalThink, Inc.*..........        61,840
   6,500  PEC Solutions, Inc.*.........       110,760
   7,800  S1 Corp.*....................        65,988
   4,800  WebEx Communications, Inc.*..       101,952
   9,000  Xcare.net, Inc.*.............       112,050
                                          -----------
                                              668,825

          MACHINERY (1.0%)

   5,000  CIRCOR International, Inc. ..        75,000
   5,300  Gardner Denver, Inc.*........       117,660
   2,800  Gorman-Rupp Co. .............        54,320
   3,200  Graco Inc. ..................        96,640
   2,900  York International Corp. ....        83,056
                                          -----------
                                              426,676

          MANUFACTURED
            HOUSING/RECREATIONAL
            VEHICLE (0.2%)

   4,000  Winnebago Industries, Inc. ..        85,800

          MARITIME (0.5%)

   5,625  A.C.L.N. Ltd.*...............       220,781

          MEDICAL SERVICES (5.9%)

   2,800  AdvancePCS*..................       200,984
   5,500  American Healthways, Inc.*...       193,875
   7,400  American Medical Systems
            Holdings, Inc.*............       141,118
   3,200  AmeriPath, Inc.*.............        84,032
   6,000  AmSurg Corp.*................       165,300
  13,100  Beverly Enterprises, Inc.*...       133,620
   4,950  CorVel Corp.*................       130,185
   5,000  DaVita, Inc.*................       101,750
   2,000  DIANON Systems, Inc.*........       100,400
   7,600  Dynacare Inc.*...............        79,800
   3,600  ICON plc (ADR)*..............       119,520
   4,500  Lumenis Ltd.*................        90,360
   7,600  Magellan Health Services, Inc.*      87,172

--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2001
--------------------------------------------------------------------------------

  Shares                                     Value
-----------------------------------------------------

          MEDICAL SERVICES (5.9%)
          (continued)

   3,600  Manor Care, Inc.*............   $   101,160
   5,000  Matria Healthcare, Inc.*.....       120,700
  11,500  MIM Corp.*...................       120,750
   5,200  Option Care, Inc.*...........        80,808
   3,500  Pediatrix Medical
            Group, Inc.*...............       142,765
   3,900  Triad Hospitals, Inc.*.......       138,060
   2,200  Trigon Healthcare, Inc.*.....       144,100
                                          -----------
                                            2,476,459

          MEDICAL SUPPLIES (7.6%)

   4,000  ArthroCare Corp.*............        78,400
   2,500  Bio-Rad Laboratories, Inc.
            Class "A"*.................       117,500
   2,000  Cholestech Corp.*............        32,000
   7,000  Cytyc Corp.*.................       187,670
   3,000  DENTSPLY International,
            Inc. ......................       137,820
   3,000  Diagnostic Products Corp. ...       126,660
   8,800  Fischer Imaging Corp.*.......       115,720
   4,200  Henry Schein, Inc.*..........       162,120
  10,400  Implant Sciences Corp.*......        92,560
   6,000  Integra LifeSciences
            Holdings Corp.*............       165,720
   5,000  Inverness Medical
            Technology, Inc.*..........       184,750
   7,300  Kensey Nash Corp.*...........       139,649
   9,000  Medical Action
            Industries, Inc.*..........       152,100
   7,875  Merit Medical Systems, Inc.*.       149,625
   6,500  Ocular Sciences, Inc.*.......       131,625
   4,000  Patterson Dental Co.*........       147,440
  11,000  Possis Medical, Inc.*........       128,706
   3,000  ResMed Inc.*.................       152,400
   4,000  Respironics, Inc.*...........       142,240
   7,600  SOLA International Inc.*.....       115,216
   2,700  SonoSite, Inc.*..............        55,080
   3,200  SRI/Surgical Express, Inc.*..        95,200
   7,000  Thoratec Corp.*..............       115,780
   2,800  Varian Medical
            Systems, Inc.*.............       179,620
   3,700  West Pharmaceutical
            Services, Inc. ............        91,020
                                          -----------
                                            3,196,621

          METAL
            FABRICATING (0.4%)

   3,500  Harsco Corp. ................        97,160
   2,400  Shaw Group, Inc.*............        67,608
                                          -----------
                                              164,768

          OFFICE EQUIPMENT &
            SUPPLIES (0.6%)

  17,000  Moore Corporation Ltd.*......       131,580
  10,000  Office Depot, Inc.*..........       136,000
                                          -----------
                                              267,580

          OILFIELD SERVICES/
            EQUIPMENT (0.4%)

   3,800  Lufkin Industries, Inc. .....        87,096
   3,500  Tesco Corp.*.................        19,775
   6,000  Willbros Group, Inc.*........        81,120
                                          -----------
                                              187,991

          PACKAGING &
            CONTAINER (0.3%)

   7,000  Packaging Corp. of America*..       108,150

          PETROLEUM--
            INTEGRATED (0.1%)

     599  Kerr-McGee Corp. ............        31,094

          PHARMACY (1.3%)

   7,000  D&K Healthcare
            Resources, Inc. ...........       335,300
   5,700  Omnicare, Inc. ..............       124,431
  11,000  Rite Aid Corp.*..............        84,920
                                          -----------
                                              544,651

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                     Value
-----------------------------------------------------

          POWER INDUSTRY (0.3%)

   3,200  Calpine Corp.*...............   $    72,992
   3,000  Covanta Energy Corp.*........        35,040
                                          -----------
                                              108,032

          PRECISION
            INSTRUMENT (1.9%)

   6,300  FLIR Systems, Inc.*..........       258,489
   2,400  Kronos Inc.*.................        98,520
   2,700  Mettler Toledo
            International, Inc.*.......       113,778
   3,200  PerkinElmer, Inc. ...........        83,968
   3,300  Photon Dynamics, Inc.*.......        76,395
   3,000  Varian, Inc.*................        76,440
   2,000  Waters Corp.*................        71,540
                                          -----------
                                              779,130

          PUBLISHING (0.1%)

   2,000  Harland (John H.) Co. .......        43,800

          RAILROAD (0.6%)

   5,500  Genesee & Wyoming, Inc.
            Class "A"*.................       123,750
  10,500  RailAmerica, Inc.*...........       131,250
                                          -----------
                                              255,000

          R.E.I.T. (0.8%)

   2,200  Chelsea Property Group, Inc.         99,990
  11,000  Impac Mortgage
            Holdings, Inc. ............        81,840
   2,000  LNR Property Corp. ..........        59,900
   7,000  Thornburg Mortgage, Inc. ....       115,990
                                          -----------
                                              357,720

          RECREATION (1.8%)

   3,200  Electronics Boutique
            Holdings Corp.*............        86,240
   4,000  Gart Sports Co.*.............        48,400
   7,400  Handleman Co.*...............       103,600
   2,000  Harley-Davidson, Inc. .......        81,000
   6,000  JAKKS Pacific, Inc.*.........        81,000
   7,000  Multimedia Games, Inc.*......       111,300
   2,400  Polaris Industries, Inc. ....        92,113
   4,500  SCP Pool Corp.*..............        96,075
   5,450  Shuffle Master, Inc.*........        68,724
                                          -----------
                                              768,452

          RESTAURANT (2.0%)

   4,950  Brinker International, Inc.*.       116,919
   4,700  Darden Restaurants, Inc. ....       123,375
   3,400  Jack in the Box, Inc.*.......        95,200
   5,000  Landry's Restaurants, Inc. ..        74,000
   4,000  Panera Bread Co.-Class "A"*..       139,960
  10,400  Ruby Tuesday, Inc. ..........       163,280
   4,500  Sonic Corp.*.................       136,440
                                          -----------
                                              849,174

          RETAIL BUILDING
            SUPPLY (0.2%)

   4,500  Hughes Supply, Inc. .........       100,350

          RETAIL--SPECIAL
            LINES (5.8%)

   3,000  Abercrombie & Fitch Co.
            Class "A"*.................        52,770
   2,700  Barnes & Noble, Inc.*........        97,470
   5,300  Borders Group, Inc.*.........       101,495
   2,000  Buckle (The), Inc.*..........        33,000
   6,000  Cato Corp. Class "A".........        89,760
   5,000  Chico's FAS, Inc.*...........       117,750
   5,800  Christopher & Banks Corp.*...       174,638
   4,500  Group 1 Automotive, Inc.*....       119,475
  13,000  Hollywood Entertainment
            Corp.*.....................       152,750
   3,500  Lands' End, Inc.*............       101,150
  12,000  Movie Gallery, Inc.*.........       248,760
   3,400  99 Cents Only Stores*........       109,990
   3,900  O'Reilly Automotive, Inc.*...       111,735
  12,000  Pep Boys-Manny
            Moe & Jack.................       132,600
   3,750  Quiksilver, Inc.*............        46,313
   5,200  Ross Stores, Inc. ...........       152,100

--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                              September 30, 2001
--------------------------------------------------------------------------------

  Shares                                     Value
-----------------------------------------------------

          RETAIL--SPECIAL
            LINES (5.8%) (continued)

   8,000  Sonic Automotive, Inc.
            Class "A"*.................   $   108,800
   2,400  Talbots, Inc. (The)..........        53,880
   4,000  Tiffany & Co. ...............        86,600
   5,000  Too, Inc.*...................       104,950
   8,700  Venator Group, Inc.*.........       132,675
  10,400  West Marine, Inc.*...........        82,160
   5,850  Wilsons The Leather
            Experts Inc.*..............        52,884
                                          -----------
                                            2,463,705

          RETAIL STORE (1.4%)

   2,500  BJ's Wholesale Club Inc.*....       119,025
   7,000  Circuit City Stores, Inc.-
            CarMax Group*..............        78,750
   5,000  Family Dollar Stores, Inc. ..       137,600
   5,250  Fred's Inc. Class "A"........       137,550
   2,000  Kohl's Corp.*................        96,000
                                          -----------
                                              568,925

          SEMICONDUCTOR (1.1%)

   9,000  Axcelis Technologies, Inc.*..        85,050
   5,000  Microchip Technology Inc.*...       134,000
   9,000  02Micro International, Ltd.*.       118,350
   8,000  Sage, Inc.*..................       122,000
                                          -----------
                                              459,400

          SHOE (0.9%)

   3,400  K-Swiss Inc. Class "A".......        83,470
   6,500  Maxwell Shoe Co., Inc.*......        91,000
   5,000  Reebok International Ltd.*...       103,500
   6,000  Wolverine World Wide, Inc. ..        80,640
                                          -----------
                                              358,610

          STEEL--GENERAL (0.2%)

   7,300  Worthington Industries, Inc.         82,125

          TELECOMMUNICATIONS
            EQUIPMENT (0.0%)

   1,150  Opticnet Inc.*...............            11

          TELECOMMUNICATION
            SERVICES (0.7%)

   3,500  Illuminet Holdings, Inc.*....       134,120
   6,000  Intrado, Inc.*...............       153,960
                                          -----------
                                              288,080

          THRIFT (5.3%)

   2,000  Astoria Financial Corp. .....       118,520
   6,000  Berkshire Hills Bancorp, Inc.       109,440
   5,200  Connecticut Bancshares, Inc.        114,920
   5,000  First Essex Bancorp, Inc. ...       131,250
   4,600  First Financial Holdings, Inc.      105,570
   7,050  Flagstar Bancorp, Inc. ......       162,855
   7,000  Harbor Florida
            Bancshares, Inc. ..........       125,090
   5,000  Hudson City Bancorp, Inc. ...       119,500
   5,400  Hudson River Bancorp, Inc. ..       108,054
   4,000  IBERIABANK Corp. ............       114,400
   5,500  Independence Community
            Bank Corp. ................       119,515
   7,350  New York Community
            Bancorp, Inc. .............       170,593
   4,400  OceanFirst Financial Corp. ..       110,440
   6,000  Oriental Financial
            Group, Inc. ...............       120,900
   6,000  Roslyn Bancorp, Inc. ........       111,060
   9,000  Sovereign Bancorp, Inc. .....        85,500
   3,700  Staten Island Bancorp, Inc. .        91,205
   4,400  Washington Federal, Inc. ....       110,220
   3,300  Webster Financial Corp. .....       108,768
                                          -----------
                                            2,237,800

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)                           September 30, 2001
--------------------------------------------------------------------------------

  Shares                                     Value
-----------------------------------------------------

          TIRE & RUBBER (0.2%)

  10,500  TBC Corp.*...................   $   103,740

          TOBACCO (0.3%)

   7,000  Standard Commercial Corp. ...       115,150

          TOILETRIES/
            COSMETICS (0.4%)

   3,000  Chattem, Inc.*...............        41,280
  11,300  Helen of Troy Ltd.*..........       118,085
                                          -----------
                                              159,365

          TRUCKING/
            TRANSPORTATION
            LEASING (1.2%)

   4,000  Arkansas Best Corp.*.........        82,840
   5,250  Heartland Express, Inc.*.....       120,697
   2,000  Landstar System, Inc.*.......       128,000
   5,300  Ryder System, Inc. ..........       105,947
   5,200  Werner Enterprises, Inc. ....        86,944
                                          -----------
                                              524,428

          WATER UTILITY (0.5%)

   4,050  Connecticut Water
            Service, Inc. .............       111,816
   6,956  Southwest Water Co. .........        98,431
                                          -----------
                                              210,247

          WIRELESS
            NETWORKING (0.5%)

   7,700  SpectraLink Corp.*...........       116,886
   9,400  US Unwired, Inc. Class "A"*..        94,940
                                          -----------
                                              211,826
                                          -----------

          TOTAL COMMON
          STOCKS AND TOTAL
          INVESTMENT
          SECURITIES (96.3%)
          (Cost $35,918,896) ..........    40,548,616
                                          -----------

Principal
 Amount                                      Value
-----------------------------------------------------

REPURCHASE AGREEMENT (2.1%)
(Including accrued interest)

$900,000  Collateralized by $780,000
            U.S. Treasury Bonds
            9.125%, due 05/15/09,
            with a value of $917,454
            (with State Street Bank and
            Trust Company, 3.05%,
            dated 9/28/01, due 10/1/01,
            delivery value $900,229) ..     $ 900,229

CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (1.6%) ........       668,638
                                          -----------

NET ASSETS (100%)  ....................   $42,117,483
                                          -----------

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER OUTSTANDING SHARE
  $42,117,483 / 2,438,007
  shares outstanding) .................   $     17.28
                                          -----------

* Non-income producing

(ADR) American Depositary Receipts

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities
at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets:

Investment securities, at value
  (Cost--$35,918,896)................     $40,548,616
Repurchase agreement
  (Cost--$900,229)...................         900,229
Cash ...............................           90,680
Receivable for securities sold .....          636,103
Receivable for capital shares sold .           45,499
Dividends receivable ...............           21,388
Prepaid expenses ...................            4,000
                                          -----------
    Total Assets ...................       42,246,515
                                          -----------
Liabilities:

Payable for securities purchased ...           57,200
Payable for capital shares repurchased          2,286
Accrued expenses:
  Advisory fee payable .............           28,519
  Service and distribution plan
    fees payable....................            9,506
  Other ............................           31,521
                                          -----------
    Total Liabilities ..............          129,032
                                          -----------
Net Assets .........................      $42,117,483
                                          -----------
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 2,438,007 shares).....      $     2,438
Additional paid-in capital .........       35,368,057
Accumulated net investment loss ....         (163,076)
Undistributed net realized gain
  on investments....................        2,280,344
Net unrealized appreciation
  of investments....................        4,629,720
                                          -----------
Net Assets .........................      $42,117,483
                                          -----------
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($42,117,483 / 2,438,007
  shares outstanding) ..............      $     17.28
                                          -----------

Statement of Operations
for the Six Months Ended September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:

Dividend income (net of foreign
  withholding tax of $362) .........      $   130,343
Interest income ....................           60,589
                                          -----------
    Total Income ...................          190,932
                                          -----------
Expenses:

Advisory fee .......................          178,257
Service and distribution plan fee ..           59,419
Custodian fees .....................           27,368
Auditing and legal fees ............           21,785
Accounting and bookkeeping expense .           16,200
Quote charge .......................           14,312
Directors' fees and expenses .......           10,684
Registration and filing fees .......           10,180
Printing ...........................            6,505
Transfer agent fees ................            5,931
Insurance, dues and other ..........            5,824
                                          -----------
    Total expenses before
      custody credits ..............          356,465
    Less: custody credits ..........           (2,457)
                                          -----------
    Net Expenses ...................          354,008
                                          -----------
Net Investment Loss ................         (163,076)
                                          -----------

Net Realized and Unrealized
  Gain on Investments:

    Net Realized Gain ..............        2,341,739
    Change in Net Unrealized
      Appreciation..................       (2,035,001)
                                          -----------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ...................          306,738
                                          -----------
Net Increase in Net Assets
  from Operations ..................      $   143,662
                                          -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Emerging Opportunitites Inc.

Statement of Changes in Net Assets
for the Six Months September 30, 2001 (Unaudited) and for the Year Ended March 31, 2001
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                    Ended
                                                                September 30,    Year Ended
                                                                    2001          March 31,
                                                                 (Unaudited)        2001
                                                                ----------------------------
Operations:
  Net investment loss .......................................   $   (163,076)   $   (467,131)
  Net realized gain (loss) on investments ...................      2,341,739         (61,395)
  Change in net unrealized appreciation .....................     (2,035,001)    (11,313,892)
                                                                ----------------------------
  Net increase (decrease) in net assets from operations .....        143,662     (11,842,418)
                                                                ----------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions ............             --      (6,546,556)
                                                                ----------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................     28,995,560      64,620,452
  Proceeds from reinvestment of distributions to shareholders             --       6,504,314
  Cost of shares repurchased ................................    (29,042,788)    (61,499,197)
                                                                ----------------------------
  Net (decrease) increase from capital share transactions ...        (47,228)      9,625,569
                                                                ----------------------------

Total Increase (Decrease) in Net Assets .....................         96,434      (8,763,405)

Net Assets:
  Beginning of period .......................................     42,021,049      50,784,454
                                                                ----------------------------
  End of period .............................................   $ 42,117,483    $ 42,021,049
                                                                ============================

Accumulated Net Investment Loss, at end of period ...........   $   (163,076)   $         --
                                                                ============================

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)                     September 30, 2001
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

2.   Capital Share Transactions

Transactions in capital stock, were as follows:

                                            Six Months
                                               Ended          Year
                                           September 30,     Ended
                                               2001         March 31,
                                            (unaudited)       2001
                                           -------------------------
Shares sold  ..........................     1,552,930      3,200,741
Shares issued to shareholders
  in reinvestment of
  distributions .......................            --        371,888
                                           -------------------------
                                            1,552,930      3,572,629
Shares repurchased  ...................     1,637,127      3,083,850
                                           -------------------------
Net (decrease) increase ...............       (84,197)       488,779
                                           =========================

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Inc.
--------------------------------------------------------------------------------

3.   Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                   Six Months Ended
                                  September 30, 2001
                                      (unaudited)
                                   -----------------
PURCHASES:
Investment Securities...............  $32,355,552
                                      -----------
SALES:
Investment Securities...............  $31,805,216
                                      -----------

At September 30, 2001, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $36,821,065. The aggregate appreciation and depreciation of investments at September 30, 2001, based on a comparison of investment values and their costs for federal income tax purposes was $7,393,889 and $2,766,109, respectively, resulting in a net appreciation of $4,627,780.

For federal income tax purposes, the Fund had a carryover capital loss at March 31, 2001 of $49,206 which will expire in 2009. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

4.   Advisory Fees,  Service and Distribution  Plan Fees and  Transactions  With
     Affiliates:

An advisory fee of $178,257 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended September 30, 2001. The fee was computed at an annual rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2001, fees amounting to $59,419 were paid or payable to the Distributor under this plan.

For the six months ended September 30, 2001, the Fund's expenses were reduced by $2,457 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. During the six months ended September 30, 2001, the Fund paid brokerage commissions totaling $41,914 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 2001, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,398,687 shares of the Fund's capital stock, representing 57.4% of the outstanding shares.

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16

                                    Value Line Emerging Opportunities Fund, Inc.

Financial Highlights
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Selected data for a share of capital stock outstanding throughout each period:

                                     Six Months Ended                     Years Ended March 31,
                                    September 30, 2001   ----------------------------------------------------------------------
                                        (Unaudited)         2001          2000             1999             1998          1997
                                    -------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........         $ 16.66           $ 24.97       $ 13.24          $ 13.37          $ 12.67       $ 15.11
                                    -------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss .........            (.07)             (.19)         (.15)(3)         (.11)(3)         (.15)         (.13)
  Net gains or (losses) on
    securities (both realized
    and unrealized) ...........             .69             (5.13)        12.39              .21             3.34          (.08)
                                    -------------------------------------------------------------------------------------------
  Total from investment
    operations ................             .62             (5.32)        12.24              .10             3.19          (.21)
                                    -------------------------------------------------------------------------------------------
Less distributions:
  Distributions from
    realized gains ............              --             (2.99)         (.51)            (.23)           (2.49)        (2.23)
                                    -------------------------------------------------------------------------------------------
  Total distributions .........              --             (2.99)         (.51)            (.23)           (2.49)        (2.23)
                                    -------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............         $ 17.28           $ 16.66       $ 24.97          $ 13.24          $ 13.37       $ 12.67
                                    ===========================================================================================
Total return ..................            3.72%+          (21.86)%       93.59%            1.01%           27.50%        (2.07)%
                                    ===========================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ..............         $42,117           $42,021       $50,784          $21,561          $21,490       $16,974
Ratio of operating expenses to
  average net assets ..........            1.50%*(2)         1.48%(2)      1.34%(2)(3)      1.34%(2)(3)      1.87%(1)      1.87%(1)
Ratio of net investment loss to
  average net assets ..........           (0.69)%*          (0.97%)       (0.96%)(3)       (0.90)%(3)       (1.10)%       (1.07)%
Portfolio turnover rate .......              72%+             111%          104%             203%             149%          100%

(1)  Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.49%* for the period ended September 30, 2001, 1.46% for the year ended March 31, 2001, 1.32% for the year ended March 31, 2000 and 1.29% for the year ended March 31, 1999.

(3) Net of waived advisory fee and service and distribution plan fees. Had these expenses been fully paid by the Fund for the years ended March 31, 2000 and March 31, 1999, net investment loss per share would have been $(.21) and $(.18), the ratio of expenses to average net assets would have been 1.69% and 1.91%, and the ratio of net investment loss to average net assets would have been (1.31)% and (1.47)%, respectively.

+    Not annualized

*    Annualized

See Notes to Financial Statements.

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Value Line Emerging Opportunities Fund, Inc.

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                                    Value Line Emerging Opportunities Fund, Inc.

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                                                                              19

Value Line Emerging Opportunities Fund, Inc.

                         The Value Line Family of Funds
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1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

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20